UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	110 James Street - Suite 111
			Edmonds, WA 98020

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Edmonds, WA	Jan 31, 2013
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		79
Form 13F Information Table Value Total:		125490 (X$1000)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE

NAME OF			TITLE		CUSIP		VALUE	SHRS/	SH/  	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS			(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM		88579Y101	2456	26450	SH		SOLE		25175		1275
ABB Ltd			SPONS ADR	000375204	1152	55400	SH		SOLE		53000		2400
Abbott Laboratories	COM		002824100	2371	36191	SH		SOLE		34641		1550
Air Products & Chem	COM		009158106	1099	13080	SH		SOLE		12515		565
Allergan Inc		COM		018490102	1326	14460	SH		SOLE		13510		950
Apple Inc		COM		037833100	561	1054	SH		SOLE		1026		28
AT&T			COM		00206R102	235	6960	SH		SOLE		6960
Automatic Data		COM		053015103	2717	47720	SH		SOLE		45120		2600
Becton, Dickinson	COM		075887109	1137	14545	SH		SOLE		14045		500
Berkshire Hathaway B	COM		084670207	3060	34110	SH		SOLE		32460		1650
Blackrock Inc		COM		09247X101	1137	5500	SH		SOLE		5315		185
Boeing Company		COM		097023105	312	4146	SH		SOLE		4146
Canon Inc		COM		138006309	1672	42640	SH		SOLE		40590		2050
Cenovus Energy Inc	COM		15135U109	931	27755	SH		SOLE		26300		1455
Chevron	Corp		COM		166764100	787	7282	SH		SOLE		6982		300
Cisco Systems		COM		17275r102	1542	78482	SH		SOLE		74822		3660
Coca Cola		COM		191216100	2927	80750	SH		SOLE		76650		4100
Colgate-Palmolive	COM		194162103	845	8080	SH		SOLE		7700		380
ConocoPhillips		COM		20825c104	1292	22280	SH		SOLE		20800		1480
Consolidated Edison	COM		209115104	2702	48655	SH		SOLE		46055		2600
Costco Wholesale	COM		22160k105	3525	35700	SH		SOLE		33650		2050
Daktronics Inc		COM		234264109	423	38200	SH		SOLE		37500		700
Danaher Inc		COM		235851102	818	14630	SH		SOLE		14180		450
Deere & Co		COM		244199105	697	8070	SH		SOLE		7570		500
EMC Corp		COM		268648102	2170	85760	SH		SOLE		82460		3300
Emerson Electric	COM		291011104	1799	33965	SH		SOLE		32655		1310
Encana Corp		COM		292505104	562	28460	SH		SOLE		26930		1530
Expeditors Intl Wash	COM		302130109	963	24355	SH		SOLE		23065		1290
Exxon Mobil		COM		30231g102	2389	27600	SH		SOLE		26150		1450
General Electric	COM		369604103	1596	76046	SH		SOLE		70006		6040
GlaxoSmithKline PLC	SPONS ADR	37733w105	1965	45205	SH		SOLE		42225		2980
Harris Corp		COM		413875105	804	16420	SH		SOLE		15730		690
Heinz H J Co		COM		423074103	1180	20455	SH		SOLE		19605		850
Hewlett-Packard		COM		428236103	515	36123	SH		SOLE		33573		2550
Intel Corp		COM		458140100	2244	108825	SH		SOLE		103125		5700
IShares Inc		BARCLYS TIPS BD	464287176	1232	10150	SH		SOLE		9860		290
IShares Inc		MSCI AUSTRALIA	464286103	873	34725	SH		SOLE		33425		1300
IShares Inc		MSCI CDA INDEX	464286509	1190	41905	SH		SOLE		40330		1575
IShares Inc		MSCI GERMAN	464286806	1017	41175	SH		SOLE		38525		2650
IShares Inc		MSCI JAPAN	464286848	1689	173225	SH		SOLE		165225		8000
IShares Inc		MSCI SWITZERLD	464286749	2165	80800	SH		SOLE		76700		4100
IShares Tr		NASDQ BIO INDX	464287556	2369	17265	SH		SOLE		16015		1250
Johnson & Johnson	COM		478160104	2972	42393	SH		SOLE		40208		2185
Kimberly Clark		COM		494368103	2425	28725	SH		SOLE		26775		1950
Mattel			COM		577081102	614	16755	SH		SOLE		16130		625
Medtronic Inc		COM		585055106	969	23618	SH		SOLE		22368		1250
Microsoft		COM		594918104	3693	138279	SH		SOLE		127589		10690
Molex Inc.		COM		608554101	461	16850	SH		SOLE		15925		925
NextEra Energy		COM		65339F101	1240	17925	SH		SOLE		17225		700
Norfolk Southern Corp	COM		655844108	1418	22935	SH		SOLE		21485		1450
Novo-Nordisk A S	ADR		670100205	3073	18830	SH		SOLE		17630		1200
Occidental Pete		COM		674599105	1051	13720	SH		SOLE		13170		550
Paccar			COM		693718108	3051	67495	SH		SOLE		63795		3700
Pepsico			COM		713448108	2438	35623	SH		SOLE		34423		1200
Pfizer			COM		717081103	250	9964	SH		SOLE		9964
Phillips 66		COM		718546104	1250	23541	SH		SOLE		22241		1300
Plum Creek Timber	COM		729251108	1485	33461	SH		SOLE		31361		2100
Procter & Gamble	COM		742718109	2428	35765	SH		SOLE		34228		1537
RBC Bearings Inc	COM		75524B104	1666	33275	SH		SOLE		32000		1275
Royal Dutch Shell PLC	SPONS ADR A	780259206	1842	26710	SH		SOLE		25640		1070
SAP AG			SPONS ADR	803054204	1567	19500	SH		SOLE		18900		600
Schlumberger Ltd	COM		806857108	1333	19235	SH		SOLE		17955		1280
Select Sector SPDR TR	SBI MATERIALS	81369Y100	1700	45290	SH		SOLE		44015		1275
Snap On Inc		COM		833034101	2139	27080	SH		SOLE		25780		1300
Southern Co		COM		842587107	1952	45605	SH		SOLE		43305		2300
SPDR Gold Trust		GOLD SHS	78463V107	486	3000	SH		SOLE		3000
Starbucks Corp		COM		855244109	3742	69773	SH		SOLE		64803		4970
Statoil ASA		SPONS ADR	85771P102	648	25870	SH		SOLE		24170		1700
Steinway Musical Ins	COM		858495104	648	30650	SH		SOLE		29350		1300
Stryker Corp		COM		863667101	1530	27910	SH		SOLE		26480		1430
Total S A		SPONS ADR	89151E109	1160	22300	SH		SOLE		21295		1005
United Parcel Svc	COM		911312106	2282	30955	SH		SOLE		29730		1225
United Technologies	COM		913017109	2054	25050	SH		SOLE		23650		1400
Walgreen Company	COM		931422109	2917	78020	SH		SOLE		75445		3375
Walt Disney Co		COM		254687106	3060	61450	SH		SOLE		59050		2400
Washington Bkg Co	COM		937303105	186	13682	SH		SOLE		13682
Washington Federal	COM		938824109	1354	80236	SH		SOLE		74276		5960
Waste Mgmt Inc		COM		94106L109	1110	32885	SH		SOLE		31210		1675
Wells Fargo & Co	COM		949746101	849	24840	SH		SOLE		23815		1025